10. COMMON STOCK (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Number of options
Beginning Balance	14,208,000	9,223,000	9,135,500
Granted	200,000	4,985,000	1,882,000
Expired	(1,305,000)		(1,177,500)
Forfeited			(617,000)
Ending Balance	13,103,000	14,208,000	9,223,000
Weighted Average Exercise Price
Beginning Balance	$ 1.48	$ 1.98	$ 2.16
Granted	$ 0.34	$ 0.56	$ 1.22
Expired	$ 2.00		$ 2.14
Forfeited			$ 2.05
Ending Balance	$ 1.41	$ 1.48	$ 1.98